Financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Financial instruments [Abstract]
Financial Asset or Liability by Currency
The Group’s exposure to foreign currency risk arises when a Group entity holds a financial asset or liability in a currency other than the functional currency of that entity. At the end of the reporting period, the Group’s exposure to foreign currency risk was as follows (denominated in US Dollars):

	Financial assets		Financial liabilities
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	US$’000	US$’000	US$’000	US$’000

US dollars	96,888	96,648	32,619	110,265
Canadian dollars	124,549	154,328	37,390	30,135

	221,437	250,976	70,009	140,400

Sensitivity Analysis
The following table illustrates sensitivities to the Group’s exposure to changes in exchange rates. The table indicates the impact on how profit and equity values reported at the end of the reporting period would have been affected by changes in the relevant risk variables that management considers to be reasonably possible. These sensitivities assume that the movement in a particular variable is independent of other variables, each scenario assumes no change to other variables.

	Strengthened			Weakened
30 June 2023	Change %	Effect on profit before tax US$’000	Effect on equity US$’000	Change %	Effect on profit before tax US$’000	Effect on equity US$’000

US dollar	10%	5,843	5,843	10%	(7,141)	(7,141)
Canadian dollar	10%	4,267	4,267	10%	(4,267)	(4,267)
Australian dollar	10%	(10,854)	(10,854)	10%	10,534	10,534

		(744)	(744)		(874)	(874)

Remaining Contractual Maturity for Financial Instrument Liabilities
The following table details the Group’s remaining contractual maturity for its financial instruments and other liabilities. The table presents the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The table includes both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the consolidated statement of financial position.

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
30 June 2023%		US$'000	US$'000	US$'000	US$'000	US$'000

Non-derivatives
Trade and other payables	-	13,541	-	-	-	13,541
Lease liabilities	-	335	326	446	2,270	3,377
Total non-derivatives		13,876	326	446	2,270	16,918

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
30 June 2022%		US$’000	US$’000	US$’000	US$’000	US$’000

Non-derivatives
Trade and other payables	-	18,813	-	-	-	18,813
Mining hardware finance	11.35%	61,988	47,421	-	-	109,409
Lease liabilities	-	207	222	443	2,435	3,307
Total non-derivatives		81,008	47,643	443	2,435	131,529